Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 3,985	$ 4,652
Restricted cash	124	121
Short-term deposits	7,146	3,496
Marketable debt securities	7,025	7,183
Other receivables	347	672
Total current assets	18,627	16,124
Investment in associate at fair value		2,119
Loan to associate		257
Total non-current assets		2,376
Total assets	18,627	18,500
Current liabilities
Trade payables	2,003	1,308
Other payables	842	865
Total current liabilities	2,845	2,173
Commitments and contingencies liabilities
Stockholders’ equity
Ordinary shares, par value NIS 1.80 per share; Authorized 900,000,000 shares; Issued and outstanding: 6,581,390 and 1,664,884 shares as of December 31, 2025 and December 31, 2024, respectively	3,408	742
Additional paid-in capital	223,455	216,470
Accumulated other comprehensive loss	(303)	(416)
Accumulated deficit	(210,778)	(200,469)
Total stockholders’ equity	15,782	16,327
Total liabilities and stockholders’ equity	$ 18,627	$ 18,500